Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jan. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Cash equivalents
Ordinary shares (in Shares)		27,840,000
Accumulated deficit		$ 3,066,977	3,986,568
Redemption value	$ 255,875,758
Deposited in the Trust Account		1,116,710
Unrecognized tax benefits
Payment of interest and penalties
Income Taxes Benefits [Member]
Significant Accounting Policies [Line Items]
Unrecognized tax benefits
Class A Ordinary Shares Subject to Possible Redemption [Member]
Significant Accounting Policies [Line Items]
Redemption value		$ 272,554,813